Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023
Subsequent Event [Line Items]
Subsequent Events
NOTE
12-SUBSEQUENT
EVENTS
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events, that have occurred that would require adjustments to the disclosures in the consolidated financial statements.
On April 9, 2024, the Company held the Extension Meeting at which the Company received approval to amend its Articles to, among other things, extend the date by which the Company must consummate a Business Combination from April 10, 2024 to June 15, 2024. In connection with the Extension Meeting, holders of 57,824,777 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $10.74 per share, representing an aggregate of approximately $620.8 million. After the satisfaction of such redemptions, the balance in the Trust Account was approximately $184.4 million.
On April 11
, 2024
, the Business Combination Agreement was amended to, among other things
,
(i) upsize the PIPE from $
175,000,000
to $
225,000,000
; (ii) upsize the amount of aggregate transaction proceeds to be no greater than $
409,500,000
and no less than $
350,000,000
, from the prior requirement of $
350,000,000
in aggregate transaction proceeds; and (iii) based on the net cash in the Trust Account following the Extension Meeting, remove the provisions requiring cash to potentially be paid to non-redeeming

holders of Public Shares as part of the merger consideration for their Class A Ordinary Shares, which requirement had been intended to limit dilution of Lions Gate Parent’s ownership in the combined company, and instead provide that the holders of Public Shares who do not redeem their Class A Ordinary Shares at the extraordinary general meeting of the Company’s shareholders to be held to approve the Lionsgate Business Combination will receive only common shares of Pubco (“Pubco Common Shares”) in exchange for their Class A Ordinary Shares on a one-for-one

basis.
On Apr
il 11, 2024, the Company, Pubco and Lions Gate Parent entered into an additional Subscription Agreement (the “Additional Subscription Agreement” and together with the Initial Subscription Agreements, the “Subscription Agreements”), pursuant to which an additional PIPE Investor agreed to purchase from Pubco an aggregate of approximately
4,918,839
Pubco Common Shares at a purchase price of $
10.165
per share, for an aggregate cash amount of $
50,000,000
. The Additional Subscription Agreement is in substantially the same form as the Initial Subscription Agreement, expect that it does not provide the reduction right to the investor the rein.
On April 24, 2024, SEAC and Pubco entered into share purchase and non-redemption agreements (the “Non-Redemption Agreements”) with certain investors, pursuant to which such investors agreed, among other things, to (i) certify that they had purchased an aggregate of approximately $20 million of Public Shares in the open market at a price no greater than the Redemption Price (as defined in the Articles), no later than one business day prior to the mailing date of the registration statement on Form S-4 (the “Registration Statement”) filed by Pubco with the SEC relating to the Lionsgate Business Combination (such shares, the “Purchase Commitment Shares”); (ii) not redeem the Purchase Commitment Shares; (iii) not vote the Purchase Commitment Shares in favor of any of the proposals presented at the SEAC Shareholders’ Meeting (as defined herein); and (iv) not transfer any Purchase Commitment Shares or NRA Additional Shares (as defined below) held by them until the earlier of (x) the consummation of the Business Combination, (y) the termination of the Business Combination Agreement in accordance with its terms and (z) the termination of the Non-Redemption Agreements in accordance with their terms. Pursuant to the Non-Redemption Agreements, if the investors meet the foregoing conditions, then, for every Purchase Commitment Share purchased by such investors thereunder, such investors will be entitled to purchase from the Company 0.0526 newly issued Class A Ordinary Shares, at a purchase price of $0.0001 per whole share, which shares will be issued by the Company prior to the SEAC Merger (the “NRA Additional Shares”).
On May 7, 2024, the Company issued a promissory note to the Sponsor with a principal amount of up to $2.0 million to cover advancements made by the Sponsor to finance certain transaction expenses on behalf of the Company (the “Note”). The Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Company’s Business Combination, and (b) the date of the Company’s liquidation. If the Company does not consummate a Business Combination, the Note will be repaid only from funds held outside of the Trust Account (to the extent there are any) or will be forfeited, eliminated or otherwise forgiven.

Note
12-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events, that have occurred that would require adjustments to the disclosures in the financial statements.

Subsequent to December 31, 2023 and in consideration of Citigroup Global Markets Inc.’s (“
Citi
”) engagement as the Company’s financial advisor and placement agent in the private investments in public equities (“
PIPE
”) financing raised in connection with the Business Combination, and the fees it is expected to receive in connection with such roles, on January 3, 2024, Citi agreed to make adjustments to its entitlement to a portion of the $
26,250,000
 deferred underwriting fee payable to it pursuant to the terms of that certain underwriting agreement, dated January 5, 2022 (the “
Underwriting Agreement
”), by and between the Company and Goldman Sachs & Co. LLC (“Goldman Sachs”) and Citi, as representatives of the underwriters, which deferred underwriting fee would have been due upon the closing of the Business Combination. Such adjustments modified Citi’s entitlement to its portion of the deferred underwriting fee to be equal to a specific percentage of the amount remaining in the Trust Account, after giving effect to the redemption rights exercised by the Company’s public shareholders and certain other adjustments.
In addition, on January 3, 2024, the Company received a letter from Goldman Sachs whereby Goldman Sachs waived its entitlement to any portion of the $26,250,000 deferred
underwriting fee payable pursuant to the Underwriting Agreement. The Company did not seek out the reasons why Goldman Sachs waived its deferred underwriting fee, despite Goldman Sachs having already completed its services under the Underwriting Agreement. Goldman Sachs received no additional consideration for the waiver of its entitlement to the deferred underwriting fee.
On January 26, 2024, the Company amended the Trust Agreement, to permit Continental Stock Transfer & Trust Company (the “Trustee”), to hold the assets in the Trust Account in an interest-bearing demand deposit account or cash until the earlier of the consummation of an initial business combination or the Company’s liquidation. On the same day, the Company instructed the Trustee to liquidate the investments held in the Trust Account and move the funds to an interest-bearing demand deposit account, with Continental continuing to act as trustee. As a result, following the liquidation of investments in the Trust Account, the remaining proceeds from the initial pu bli
c offering and the sale of the private placement warrants are no longer invested in U.S. government securities or money market funds.

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
19. Subsequent Events
The Company has evaluated subsequent events through March 8, 2024, the date which the combined financial statements were iss ue
d.
On January 2, 2024, the Company closed on t
he acquisition of an additional 25% of 3 Arts Entertainment representing approximately half of the noncontrolling interest for approximately $194 million. In addition, the Company purchased certain profit interests held by certain managers and entered into certain option rights agreements, which replaced the put and call rights discussed in Note 9 by providing noncontrolling interest holders the right to sell to the Company and the Company the right to purchase their remaining (24%) interest beginning in January 2027, see Note 9.
21. Subsequent Events The Company has evaluated subsequent events through July 12, 2023, the date which the combined financial statements were issued.